                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/08

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  NORTHAVEN MANAGEMENT, INC.

Address: 375 PARK AVE
         SUITE 2709
         NEW YORK, NY 10152

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ADENA PLESMID
Title: CONTROLLER
Phone: 212 798-0305

Signature, Place, and Date of Signing:

/s/ Adena Plesmid                  NEW YORK, NY                  7/30/08
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     103,317
                                            (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

6/30/2008

USD

           ITEM 1            ITEM 2    ITEM 3     ITEM 4     ITEM 5         ITEM 6       ITEM 7        ITEM 8
--------------------------- -------- --------- ----------- ---------  ---- ------ ----- -------- ------ ------ ----
                                                                        INVEST. DISC.             VOTING AUTHORITY
                                                           SHARES OF  -----------------          ------------------
                            TITLE OF           FAIR MARKET PRINCIPAL  SOLE SHARED OTHER            SOLE SHARED NONE
       NAME OF ISSUER         CLASS   CUSIP #     VALUE      AMOUNT     A     B     C   MANAGERS    A     B     C
--------------------------- -------- --------- ----------- ---------  ---- ------ ----- -------- ------ ------ ----
ACNB CORP                    OTC EQ     868109  2,728,174   178,312 N X                 NORT     178312      0    0
ARES CAPITAL CORP            COMMON  04010L103  2,822,400   280,000 N X                 NORT     280000      0    0
ARGO GROUP INTERNATIONAL     OTC EQ  G0464B107  6,376,400   190,000 N X                 NORT     190000      0    0
ALLSTATE CORP                COMMON   20002101  7,522,350   165,000 N X                 NORT     165000      0    0
ANNALY MORTAGE MANAGEMENT    COMMON   35710409  1,551,000   100,000 N X                 NORT     100000      0    0
CAPITALSOURCE INC            COMMON  14055X102  3,650,860   329,500 N X                 NORT     329500      0    0
CATHAY GENERAL BANCORP       COMMON  149150104    271,750    25,000 N X                 NORT      25000      0    0
COMMUNITY BANKERS TRUST
   CORP                      COMMON  203612106  3,609,886   748,939 N X                 NORT     748939      0    0
CONNECTICUT BANK & TRUST C   OTC EQ  207546102  1,934,560   342,400 N X                 NORT     342400      0    0
WTS DIME BANCORP INC NEW     OTC EQ  25429Q110    122,271   413,775 N X                 NORT     413775      0    0
MERIDIAN INTERSTATE BANCOR   OTC EQ  58964Q104  4,626,720   476,000 N X                 NORT     476000      0    0
EASTERN INSURANCE HOLDINGS   OTC EQ  276534104  8,037,198   515,205 N X                 NORT     515205      0    0
EASTERN VIRGINIA BANKSHARE   OTC EQ  277196101  2,501,952   156,372 N X                 NORT     156372      0    0
EAST WEST BANCORP INC        OTC EQ  27579R104    247,100    35,000 N X                 NORT      35000      0    0
FIDELITY NATIONAL INFORMAT   COMMON  31620M106  5,351,950   145,000 N X                 NORT     145000      0    0
FIRST HORIZON NATIONAL CORP  COMMON  320517105  3,900,750   525,000 N X                 NORT     525000      0    0
FISERV INC                   OTC EQ  337738108  4,839,073   106,658 N X                 NORT     106658      0    0
GENWORTH FINANCIAL INC       COMMON  37247D106  1,335,750    75,000 N X                 NORT      75000      0    0
HAMPSHIRE FIRST BANK (NH)    OTC EQ  408853109  2,544,750   292,500 N X                 NORT     292500      0    0
HARTFORD FINANCIAL SERVICES
   GRP INC                   COMMON  416515104  4,358,475    67,500 N X                 NORT      67500      0    0
INDEPENDENT BANK CORP-MASS   OTC EQ  453836108    907,422    38,063 N X                 NORT      38063      0    0
LINCOLN NATIONAL CORP        COMMON  534187109  6,458,100   142,500 N X                 NORT     142500      0    0
NARA BANCORP INC             COMMON  63080P105    273,615    25,500 N X                 NORT      25500      0    0
NEW ENGLAND BANCSHARES INC   OTC EQ  643863202  2,516,375   245,500 N X                 NORT     245500      0    0
PACWEST BANCORP              COMMON  695263103  1,488,000   100,000 N X                 NORT     100000      0    0
PEOPLES UTD FINL INC         OTC EQ  712704105  2,340,000   150,000 N X                 NORT     150000      0    0
PMA CAPITAL CORP - CL A      OTC EQ  693419202  4,218,180   458,000 N X                 NORT     458000      0    0
PRUDNETIAL FINANCIAL INC     COMMON  744320102  4,480,500    75,000 N X                 NORT      75000      0    0
SEACOAST BANKING CORPORATI   OTC EQ  811707306    696,282    89,727 N X                 NORT      89727      0    0
CHARLES SCHWAB CORP NEW      OTC EQ  808513105  2,670,200   130,000 N X                 NORT     130000      0    0
SLM CORPORATION              COMMON  78442P106  1,499,625    77,500 N X                 NORT      77500      0    0
STATE BANCORP INC NY         OTC EQ  855716106  2,841,913   227,353 N X                 NORT     227353      0    0
STERLING BANCORP-N.Y.        COMMON  859158107  2,025,525   169,500 N X                 NORT     169500      0    0
WEBSTER FINANCIAL CORP       COMMON  947890109    651,000    35,000 N X                 NORT      35000      0    0
WESTERN ALLICANCE BANCORP    COMMON  957638109  1,916,852   247,017 N X                 NORT     247017      0    0